Transaction Accounting Adjustments - Schedule of Adjustment to Accrued Expenses (Details) - Transaction Accounting Adjustments [Member] $ in Thousands	Mar. 31, 2024 USD ($)
Change in Accounting Estimate [Line Items]
Accrued Liabilities, Current	$ 7,686
Nuvation Bio's acquisition-related expenses [Member]
Change in Accounting Estimate [Line Items]
Accrued Liabilities, Current	3,145
One-time transaction bonus [Member]
Change in Accounting Estimate [Line Items]
Accrued Liabilities, Current	$ 4,541